Events after the Reporting Period	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [Abstract]
Event After The Reporting Period

44. EVENTS AFTER THE REPORTING PERIOD

On March 5, 2021, the Group entered into a share purchase agreement to acquire 100% interests of Woori Savings Bank (common stock 12,160,398 shares) from one of the subsidiaries, Woori Financial Capital Co., Ltd. On March 12, 2021, acquisition was completed as the consideration was legally transferred to Woori Financial Capital Co., Ltd. In addition, on April 15, 2021, the Group acquired an additional 12.9% equity interest in Woori Financial Capital Co., Ltd. From Aju Corporation.